Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2024	2023	2023

Loan commitments	$438,177	$405,426	$378,309
Letters of credit	72,332	75,963	78,866

	$510,509	$481,389	$457,175